Cambria Global Value ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Financials	37.8	%(a)
Utilities	15.3%
Materials	10.3%
Industrials	8.9%
Real Estate	7.4%
Energy	5.9%
Communication Services	4.4%
Consumer Staples	4.2%
Consumer Discretionary	3.0%
Information Technology	2.8%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

COMMON STOCKS - 92.6%	Shares	Value
Austria - 8.6%
Andritz AG	14,034	$797,825
AT&S Austria Technologie & Systemtechnik AG (a)	35,405	484,457
BAWAG Group AG	13,763	1,250,014
Erste Group Bank AG	17,684	1,090,448
EVN AG	28,273	683,397
OMV AG	18,013	745,224
Raiffeisen Bank International AG	43,252	985,335
Verbund AG - Class A	11,169	858,574
voestalpine AG	31,872	669,214
Wienerberger AG	24,439	716,475
		8,280,963

Brazil - 4.9%
Atacadao SA	370,923	394,150
Banco Santander Brasil SA	157,514	699,697
Centrais Eletricas Brasileiras SA	117,138	723,988
JBS SA	139,375	852,365
Telefonica Brasil SA	87,857	778,740
TIM SA	249,265	663,677
Vale SA	68,155	630,930
		4,743,547

Chile - 8.5%
Banco Itau Chile SA	76,008	853,918
Banco Santander Chile	17,839,637	922,081
CAP SA (a)	115,388	639,816
Cencosud SA	487,026	1,241,273
Cia Sud Americana de Vapores SA	10,964,700	611,448
Colbun SA	6,501,600	874,922
Empresas CMPC SA	406,772	694,195
Empresas Copec SA	112,290	751,195
Enel Americas SA	8,355,828	751,846
Quinenco SA	241,479	864,096
		8,204,790

China - 9.6%
Bank of China Ltd. - Class H	1,658,235	855,517
China Construction Bank Corp. - Class H	1,092,285	887,353
China Life Insurance Co. Ltd. - Class H	570,482	1,052,828
China Railway Group Ltd. - Class H	1,645,830	794,199
CITIC Ltd.	922,920	1,037,588
COSCO Shipping Holdings Co. Ltd. - Class H	448,235	673,051
People's Insurance Co. Group of China Ltd. - Class H	2,587,580	1,321,702
PetroChina Co. Ltd. - Class H	911,260	700,528
PICC Property & Casualty Co. Ltd. - Class H	671,790	1,089,776
Postal Savings Bank of China Co. Ltd. - Class H	1,403,683	835,880
		9,248,422

Colombia - 7.7%
Bancolombia SA	98,415	1,022,767
Celsia SA ESP	785,525	692,121
Cementos Argos SA	388,092	958,001
Ecopetrol SA	1,427,411	665,333
Grupo Argos SA	205,196	964,250
Grupo Bolivar SA	50,293	741,538
Grupo de Inversiones Suramericana SA	81,994	711,720
Grupo Energia Bogota SA ESP	1,409,035	906,407
Interconexion Electrica SA ESP	180,590	797,946
		7,460,083

Czech Republic - 9.7%
CEZ AS	59,906	2,625,216
Komercni Banka AS	63,285	2,322,371
Moneta Money Bank AS	522,977	2,955,220
Philip Morris CR AS	2,023	1,429,770
		9,332,577

Greece - 0.0%(b)
FF Group (a)(c)	25,214	0

Hong Kong - 9.0%
BOC Hong Kong Holdings Ltd.	283,430	918,468
China Overseas Land & Investment Ltd.	462,281	733,299
China Resources Land Ltd.	234,700	709,350
CK Asset Holdings Ltd.	208,090	866,608
CK Hutchison Holdings Ltd.	178,490	897,959
Geely Automobile Holdings Ltd.	740,850	1,359,637
Sino Land Co. Ltd.	819,780	785,913
Swire Pacific Ltd. - Class A	92,304	798,430
Swire Properties Ltd.	430,250	848,142
Wharf Real Estate Investment Co. Ltd.	282,530	701,258
		8,619,064

Netherlands - 0.0%(b)
Ferrovial SE	519	22,290

Poland - 8.3%
Alior Bank SA	32,980	763,825
Asseco Poland SA	43,380	1,261,999
Jastrzebska Spolka Weglowa SA (a)	102,414	584,295
KGHM Polska Miedz SA	22,443	694,022
Orange Polska SA	426,765	836,854
ORLEN SA	50,232	664,457
PGE Polska Grupa Energetyczna SA (a)	458,402	737,465
Powszechny Zaklad Ubezpieczen SA	65,431	804,522
Tauron Polska Energia SA (a)	835,779	873,915
XTB SA	46,363	747,928
		7,969,282

Russia - 0.0%(b)
Alrosa PJSC (a)(c)	1,262,976	0
Gazprom Neft PJSC (a)(c)	334,880	0
Gazprom PJSC (a)(c)	373,048	0
Rosneft Oil Co. PJSC (a)(c)	198,016	0
Sberbank of Russia PJSC (a)(c)	287,609	0
Severstal PAO (a)(c)	82,992	0
Unipro PJSC (a)(c)	22,421,984	0
		0

Singapore - 8.9%
CapitaLand Investment Ltd.	439,200	795,020
Genting Singapore Ltd.	1,220,200	677,889
Jardine Cycle & Carriage Ltd.	43,000	881,832
Oversea-Chinese Banking Corp. Ltd.	82,200	1,052,450
Sembcorp Industries Ltd.	213,000	874,570
Singapore Airlines Ltd.	177,000	828,344
Singapore Telecommunications Ltd.	399,885	979,851
United Overseas Bank Ltd.	37,100	1,024,004
UOL Group Ltd.	198,600	742,375
Venture Corp. Ltd.	80,300	746,867
		8,603,202

Spain - 9.2%
Acciona SA	7,244	818,374
Acerinox SA	79,681	802,224
Banco Bilbao Vizcaya Argentaria SA	73,851	846,573
Banco Santander SA	165,815	853,888
CaixaBank SA	159,218	967,250
Endesa SA	45,675	1,012,578
Iberdrola SA	70,242	993,932
Mapfre SA	345,860	964,440
Repsol SA	52,325	611,757
Unicaja Banco SA	682,126	972,292
		8,843,308

United Kingdom - 8.2%
Anglo American PLC	26,038	768,530
Aviva PLC - Class B	143,795	916,414
Barclays PLC	352,071	1,296,497
BP PLC	129,386	677,796
Legal & General Group PLC	267,414	803,382
Lloyds Banking Group PLC	1,318,292	1,018,974
Rio Tinto PLC	12,940	784,724
Shell PLC	23,386	776,663
Vodafone Group PLC	972,146	827,840
		7,870,820
TOTAL COMMON STOCKS (Cost $96,519,211)		89,198,348

PREFERRED STOCKS - 3.0%
Brazil - 2.2%
Gerdau SA, 0.00%	227,365	668,394
Itau Unibanco Holding SA, 0.00%	133,729	774,130
Petroleo Brasileiro SA, 0.00%	103,380	666,374
		2,108,898

Colombia - 0.8%
Banco Davivienda SA, 0.00%	155,238	722,106
TOTAL PREFERRED STOCKS (Cost $2,991,056)		2,831,004

REAL ESTATE INVESTMENT TRUSTS - 0.7%
United Kingdom - 0.7%
Segro PLC	77,886	692,797
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,001,734)		692,797

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Treasury Obligations Fund - Class X, 4.31% (d)	2,911,145	2,911,145
TOTAL SHORT-TERM INVESTMENTS (Cost $2,911,145)		2,911,145

TOTAL INVESTMENTS - 99.3% (Cost $103,423,146)		95,633,294
Other Assets in Excess of Liabilities - 0.7%		663,274
TOTAL NET ASSETS - 100.0%		$96,296,568
two		–%
Percentages are stated as a percent of net assets. AG – Aktiengesellschaft AS – Aksjeselskap PAO – Russian Public Stock Company		–%

PJSC - Public Joint Stock Company
PLC - Public Limited Company SA – Sociedad Anónima SE – Societas Europeae

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria Global Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3(a)		Total
Investments:
Common Stocks	$89,198,348	$–	$–	(b)	$89,198,348
Preferred Stocks	2,831,004	–	–		2,831,004
Real Estate Investment Trusts	692,797	–	–		692,797
Money Market Funds	2,911,145	–	–		2,911,145
Total Investments	$95,633,294	$–	$–	(b)	$95,633,294
(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b) Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.